Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning	$ (43,262)	$ 57,027
Charged to statement of operations	83,757	(7,051)
Balance as of ending	40,495	49,976
Tax losses [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning
Charged to statement of operations	91,300
Balance as of ending	91,300
Property, plant and equipment [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning	(1,028)	942
Charged to statement of operations	(14,600)	(125)
Balance as of ending	(15,628)	817
Intangible assets [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning	(42,234)	56,085
Charged to statement of operations	7,057	(6,926)
Balance as of ending	$ (35,177)	$ 63,010